                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 1999
                                               -----------------
Check here if Amendment [ ]; Amendment Number:
                                               -----------------

This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:     EMERSON INVESTMENT MANAGEMENT, INC.
          ---------------------------------------------
Address:  11 BEACON STREET
          ---------------------------------------------
          BOSTON, MASSACHUSETTS 02108
          ---------------------------------------------

          ---------------------------------------------

Form 13F File Number: 28-6048
                      -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   BRADFORD A. GARDNER
        ---------------------------------------------
Title:  PRESIDENT
        ---------------------------------------------
Phone:  (617) 720-1516
        ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Bradford A. Gardner  Boston, MA                    2-14-00
------------------------ ----------------------------- --------------
[Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:      NONE
                                         -------------------
 Form 13F Information Table Entry Total: 156 DATA RECORDS
                                         -------------------
 Form 13F Information Table Value Total: $272,898
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE

EMERSON INVESTMENT MANAGEMENT,  INC.
FORM 13F
December 31, 1999

                                                                                                           Voting Authority
                                                                                                           ----------------
                                                             Value        Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                     Title of class  CUSIP     (x$1000)     Prn Amt   Prn  Call  Dscretn  Managers  Sole  Shared  None

------------------------------     --------------  -----     --------     --------  ---  ----  -------  --------  ----  ------  ----

FIRST AUSTRALIA PRIME              IBF             318653102     5958     1176964   SH         Sole                      1176964

GLOBAL HIGH INCOME DOLLAR FD       IBF             37933G108     4726      417735   SH         Sole                       417735

STRATEGIC GLOBAL INCOME FD         IBF             862719101     3993      399300   SH         Sole                       399300

TEMPLETON GLOBAL GVT               IBF             879929107     1047      182000   SH         Sole                       182000

TEMPLETON GLOBAL INCOME            IBF             880198106     1806      307400   SH         Sole                       307400

DLJ HIGH YIELD BOND FUND           BF              23322Y108     2565      379987   SH         Sole                       379987

DUFF & PHELPS SEL                  BF              264324104      713       85729   SH         Sole                        85729

KEMPER INCOME TRUST                BF              48841G106     1683      218900   SH         Sole                       218900

LOOMIS SAYLES BOND FUND            BF              543487607      221       19194   SH         Sole                        19194

MANAGED HIGH INCOME                BF              56166C105     3762      462972   SH         Sole                       462972

MFS INTERMED INCOME                BF              55273C107      120       19767   SH         Sole                        19767

MFS MULTIMARKET INCOME TRUST       BF              552737108     6097     1108500   SH         Sole                      1108500

OPPENHEIMER FUND                   BF              683933105     6642      871094   SH         Sole                       871094

PILGRIM AMERICA PRIME              BF              720906106      288       36000   SH         Sole                        36000

PUTNAM MASS II TAX EXEMPT IN T     BF              74683H309      183       20743   SH         Sole                        20743

SENIOR HIGH INCOME                 BF              81721E107     1056      164000   SH         Sole                       164000

STEIN ROE INCOME FUND              BF                             558       60758   SH         Sole                        60758

TRANSAMERICA INC SHRS              BF              893506105      315       15000   SH         Sole                        15000

USLIFE INCOME FUND                 BF              917324105      286       36000   SH         Sole                        36000

VAN KAMPEN BOND FUND               BF              920955101     1028       65510   SH         Sole                        65510

AT&T CAPITAL CORP PFD 8.25%        PFD             00206J209     2236       98300   SH         Sole                        98300

BARCLAYS BANK PFD D                PFD             06738C802      281       10800   SH         Sole                        10800

BARCLAYS BANK PFD E                PFD             06738C836     1146       51355   SH         Sole                        51355

DELTA AIR LINES PFD                PFD             247361405      306       14600   SH         Sole                        14600

EIX TRUST II 8.60%                 PFD             26853P206      247        9900   SH         Sole                         9900

EQUITY OFFICE PROPERTIES TRUST     PFD             294741202     4904      233525   SH         Sole                       233525

GLACIER WTR TR                     PFD             376398202      259       18200   SH         Sole                        18200

GLIMCHER REALTY PFD B              PFD             379302201      808       53000   SH         Sole                        53000

HIGHWOODS PROPERTIES PFD B         PFD             431284306     2156      132175   SH         Sole                       132175

RELIASTAR PFD A                    PFD             75952D200     1612       74975   SH         Sole                        74975

ROYAL BANK SCOTLAND PFD I 8.0%     PFD             780097861      668       32600   SH         Sole                        32600

ROYAL BK SCOTLAND PFD H 7.25%      PFD             780097879      957       51555   SH         Sole                        51555

TEXTRON CAPITAL PFD                PFD             883198202     1650       76725   SH         Sole                        76725

TRAVELERS P&C CAPITAL I            PFD             893931204      343       15145   SH         Sole                        15145

TXU CAP TRUST II 8.70%             PFD             90210s204      268       10700   SH         Sole                        10700

UNIONBANCAL FINL PFD               PFD             90905Q109      220       11000   SH         Sole                        11000

ARCHSTONE COMMUN SER A             CPFD            039581202      509       18100   SH         Sole                        18100

CENDANT CORP SER I CV PFD          CPFD            151313301     5240      140200   SH         Sole                       140200

CRESCENT REAL ESTATES SER A CV     CPFD            225756204     6946      459230   SH         Sole                       459230

EQUITY RES PROP SER J              CPFD            29476L826     3063      117525   SH         Sole                       117525

KN ENERGY INC PFD                  CPFD            482620507     3081       94810   SH         Sole                        94810

LINCOLN CONVERTIBLE SECURITIES     CPFD            534183108     3277      204800   SH         Sole                       204800

REPUBLIC INDUSTRIES CONV PFD       CPFD            05300A202      995      104000   SH         Sole                       104000

UTILICORP UNITED PFD               CPFD            918005877     6219      274885   SH         Sole                       274885

A T & T                            COM             001957109     4681       92118   SH         Sole                        92118

ABBOTT LABS                        COM             002824100      251        6900   SH         Sole                         6900

ADC TELECOMMUNICATIONS INC         COM             000886101     1107       15260   SH         Sole                        15260

ADVANTAGE LEARNING SYS INC         COM             00757K100      542       48405   SH         Sole                        48405

ALLMERICA FINANCIAL CORP           COM             019754100     1527       27450   SH         Sole                        27450

AMERICAN EXPRESS CO                COM             025816109     2057       12372   SH         Sole                        12372

AMERICAN HOME PROD                 COM             026609107      325        8283   SH         Sole                         8283

AMERICAN INT'L GROUP               COM             026874107     4964       45912   SH         Sole                        45912

ANALOG DEVICES                     COM             032654105      507        5450   SH         Sole                         5450

ANHEUSER BUSCH COS                 COM             035229103      315        4440   SH         Sole                         4440

ARCHSTONE COMMUNITIES TRUST        COM             039581103     1862       90850   SH         Sole                        90850

AT&T CORP - LIBERTY MEDIA - A      COM                            236        4162   SH         Sole                         4162

AUTOMATIC DATA                     COM             053015103      343        6360   SH         Sole                         6360

BANC ONE                           COM             06423A103      695       21717   SH         Sole                        21717

BCE INC                            COM             05534B109      586        6500   SH         Sole                         6500

BELL ATLANTIC CORP                 COM             077853109      328        5324   SH         Sole                         5324

BENNETT ENVIRONMENTAL INC          COM             beva            71       12800   SH         Sole                        12800

BERKSHIRE HATHAWAY INC CL B        COM             084670207      723         395   SH         Sole                          395

BIOGEN INC.                        COM             090597105     4883       57790   SH         Sole                        57790

BIOMET INC COM                     COM             090613100     2632       65809   SH         Sole                        65809

BMC SOFTWARE                       COM             055921100     3214       40203   SH         Sole                        40203

BOEING CO                          COM             097023105      511       12340   SH         Sole                        12340

BOSTON SCIENTIFIC CORP             COM             101137107     1159       52995   SH         Sole                        52995

BP AMOCO PLC - SPONS ADR           COM             055622104      723       12184   SH         Sole                        12184

BRISTOL MYERS SQUIBB               COM             110122108     1933       30109   SH         Sole                        30109

CABLEVISION                        COM             12686C109      668        8842   SH         Sole                         8842

CARNIVAL COPR CL A                 COM             143658102      500       10450   SH         Sole                        10450

CHALCO INDUSTRIES INC              COM                              0       61295   SH         Sole                        61295

CHASE MANHATTAN CORP               COM             16161A108      405        5208   SH         Sole                         5208

CHEVRON CORPORATION                COM             166751107      396        4570   SH         Sole                         4570



CISCO SYSTEMS INC                  COM             17275R102     5795       54096   SH         Sole                        54096
CITIGROUP INC                      COM             172967101     4404       79088   SH         Sole                        79088
CITIZENS TRUST CO COUDERSPORT      COM                            272        9453   SH         Sole                         9453
COLGATE PALMOLIVE                  COM             194162103     2584       39760   SH         Sole                        39760
COMPUTER ASSOCIATES                COM             204912109     5152       73659   SH         Sole                        73659
CVS CORP DEL                       COM             126650100      445       11160   SH         Sole                        11160
DAIMLERCHRYSLER AG                 COM             D1668R123      536        6870   SH         Sole                         6870
DELPHI FINANCIAL GRP               COM             247131105     1555       51826   SH         Sole                        51826
DISNEY (WALT)                      COM             254687106      582       19905   SH         Sole                        19905
DUPONT E I DE NEMOURS              COM             263534109      220        3339   SH         Sole                         3339
EMC CORP MASS                      COM             268648102      647        5925   SH         Sole                         5925
ENRON CORP                         COM             293561106      466       10500   SH         Sole                        10500
EQUIFAX INC COM                    COM             294429105      334       14180   SH         Sole                        14180
EQUITY RESIDENTIAL PROP TR         COM             29476L107      795       18625   SH         Sole                        18625
EXXON MOBIL CORP                   COM             30231g102     2706       33584   SH         Sole                        33584
FEDERAL NAT MORTGAGE               COM             313586109      665       10645   SH         Sole                        10645
FEDEX CORPORATION                  COM             31428X106     3494       85345   SH         Sole                        85345
FLEETBOSTON FINL CORP COM          COM             339030108      419       12036   SH         Sole                        12036
GENERAL ELECTRIC CO                COM             369604103     7567       48898   SH         Sole                        48898
GILLETTE CO                        COM             375766102     1465       35575   SH         Sole                        35575
GTE CORP                           COM             362320103      283        4009   SH         Sole                         4009
HALLIBURTON CO                     COM             406216101     2759       68540   SH         Sole                        68540
HARRAH'S ENTERTAINMENT INC         COM             413619107     1170       44250   SH         Sole                        44250
HEALTHCARE REALTY TRUST            COM             421946104      287       18395   SH         Sole                        18395
HEINZ H J CO                       COM             423074103      672       16885   SH         Sole                        16885
HEWLETT PACKARD CO                 COM             428236103     1922       16901   SH         Sole                        16901
HOME DEPOT                         COM             437076102     5843       84988   SH         Sole                        84988
HONEYWELL CORP                     COM             438516106     2978       51631   SH         Sole                        51631
IBM                                COM             459200101     5817       53921   SH         Sole                        53921
INTEL CORP                         COM             458140100     7187       87309   SH         Sole                        87309
J P MORGAN                         COM             616880100      231        1824   SH         Sole                         1824
JOHNSON & JOHNSON                  COM             478160104     4101       43983   SH         Sole                        43983
KEANE INC                          COM             486665102      548       17065   SH         Sole                        17065
LILLY ELY CORP                     COM             532457108      550        8270   SH         Sole                         8270
LSI LOGIC CORP                     COM             502161102      271        4010   SH         Sole                         4010
LUCENT TECHNOLOGIES INC            COM             549463107     3614       48187   SH         Sole                        48187
MCI WORLDCOM INC                   COM             55268B106     3541       66724   SH         Sole                        66724
MEDTRONIC                          COM             585055106     1443       39596   SH         Sole                        39596
MERCK & CO INC                     COM             589331107     3126       46532   SH         Sole                        46532
MICROSOFT INC                      COM             594918104     2041       17486   SH         Sole                        17486
MYLAN LABS INC COM                 COM             628530107      476       18905   SH         Sole                        18905
NEW PLAN EXECL REALTY TRUST        COM             648053106      500       31600   SH         Sole                        31600
NOKIA CORP                         COM             654902204      581        3040   SH         Sole                         3040
NORTEL NETWORKS CORP               COM             656569100     3747       37100   SH         Sole                        37100
ORACLE SYSTEMS                     COM             68389X105     1694       15115   SH         Sole                        15115
PEOPLES HERITAGE FINL GRP          COM             711147108      480       31852   SH         Sole                        31852
PEPSICO INC                        COM             713448108     1073       30430   SH         Sole                        30430
PFIZER INC                         COM             717081103     4314      132985   SH         Sole                       132985
PROCTER & GAMBLE CO                COM             742718109      490        4475   SH         Sole                         4475
QUALCOMM INC                       COM             747525103      599        3400   SH         Sole                         3400
RELIASTAR FINANCIAL CORP           COM             75952U103     1311       33455   SH         Sole                        33455
ROSS STORES INC                    COM             778296103     1280       71350   SH         Sole                        71350
ROYAL DUTCH PET CO NY              COM             780257804      334        5522   SH         Sole                         5522
SBC COMMUNICATIONS                 COM             78387G103      610       12505   SH         Sole                        12505
SCHERING-PLOUGH                    COM             806605101      860       20288   SH         Sole                        20288
SCHLUMBERGER LTD                   COM             806857108     1840       32786   SH         Sole                        32786
SMITHKLINE BEECHAM ORD ADR         COM             832378301      893       13925   SH         Sole                        13925
STAPLES INC                        COM             855030102     1225       59052   SH         Sole                        59052
STRYKER CORP                       COM             863667101     1130       16225   SH         Sole                        16225
SUN MICROSYSTEMS                   COM             866810104     7939      102520   SH         Sole                       102520
SYSCO CORP                         COM             871829107     1543       39000   SH         Sole                        39000
TEXACO INC                         COM             881694103     1919       35327   SH         Sole                        35327
THERMO ELECTRON                    COM             883556102     1522      101460   SH         Sole                       101460
TJX COMPANIES INC                  COM             872540109     1272       62219   SH         Sole                        62219
TRANSOCEAN SEDCO                   COM             g90078109      213        6328   SH         Sole                         6328
UNITED PARCEL SERVICE CL B         COM             911312106      248        3600   SH         Sole                         3600
UNITED TECHNOLOGIES                COM             913017109     2606       40085   SH         Sole                        40085
UNUMPROVIDENT CORPORATION          COM             91529Y106      465       14495   SH         Sole                        14495
USX-MARATHON GROUP                 COM             902905827      378       15300   SH         Sole                        15300
UTILICORP                          COM             918005109      964       49595   SH         Sole                        49595
VIRGINIA COMM BANCORP COM          COM                            393       28044   SH         Sole                        28044
VODAFONE GROUP PLC SPONSORED A     COM             92857T107      444        8965   SH         Sole                         8965
WALMART                            COM             931142103      617        8928   SH         Sole                         8928
WARNER LAMBERT CO                  COM             934488107     1450       17700   SH         Sole                        17700
WASHINGTON MUTUAL INC              COM             939322103     1244       48074   SH         Sole                        48074
20TH CENTURY ULTRA                 MF              025083882      277        6048   SH         Sole                         6048
BARRON ASSET FUND                  MF              068278100      213        3625   SH         Sole                         3625
GOVT SECURITES INC FUND            MF              383744521        2       10919   SH         Sole                        10919
JANUS FD INC                       MF              471023101     1018       23102   SH         Sole                        23102
JANUS INVT FD WORLDWIDE FD         MF              471023309      732        9576   SH         Sole                         9576
OAK VALUE FUND                     MF              900733106      518       20311   SH         Sole                        20311
VANGUARD INDEX TR 500 PORT         MF              922908108      784        5791   SH         Sole                         5791
REPORT SUMMARY                     156  DATA RECORDS           267259               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
